Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:(5)
	Summary		Compensation	Compensation		Peer Group		GAAP
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Revenue
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Stockholder	Stockholder	Net Income (Loss)	Growth
Year(1)	for PEO	to PEO(2)(3)	NEOs	NEOs(2)(4)	Return	Return	(millions)	(millions)(6)
2023	$595,919	$595,919	$995,962	$1,169,470	$190	$152	$3.1	$17.3
2022	$654,620	$654,620	$1,149,146	$1,051,341	$169	$126	$(3.4)	$37.5
2021	$409,105	$409,105	$668,245	$1,374,237	$188	$162	$(21.5)	$23.0
2020	$400,405	$400,405	$900,314	$1,137,381	$128	$128	$(40.4)	$2.5

Company Selected Measure Name	GAAP Revenue Growth
Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of 2020, 2021, 2022 and 2023.
Year	PEO	Non-PEO NEOs
2023	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2022	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2021	John K. Kibarian	Adnan Raza and Andrzej Strojwas
2020	John K. Kibarian	Adnan Raza, Kimon W. Michaels and Christine A. Russell

Peer Group Issuers, Footnote
(5)	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P 600 Information Technology (Sector) (TR) Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 595,919	$ 654,620	$ 409,105	$ 400,405
PEO Actually Paid Compensation Amount	$ 595,919	654,620	409,105	400,405
Adjustment To PEO Compensation, Footnote
(3)	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Kibarian in accordance with the Pay Versus Performance Rules:
	Pension Plan Adjustments			Equity Award Adjustments
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2023	$595,919	$—	$—	$—	$—	$—	$—	$—	$—	$—	$595,919
2022	$654,620	$—	$—	$—	$—	$—	$—	$—	$—	$—	$654,620
2021	$409,105	$—	$—	$—	$—	$—	$—	$—	$—	$—	$409,105
2020	$400,405	$—	$—	$—	$—	$—	$—	$—	$—	$—	$400,405

Non-PEO NEO Average Total Compensation Amount	$ 995,962	1,149,146	668,245	900,314
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,169,470	1,051,341	1,374,237	1,137,381
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

	Pension Plan Adjustments			Equity Award Adjustments
Value of
Dividends
						Year over	Fair			or other
						Year Change	Value as		Fair Value at	Earnings
						in Fair Value	of		the End of	Paid on
					Year End	of	Vesting	Change in	the Prior	Stock or
					Fair Value of	Outstanding	Date of	Fair Value of	Year	Option
					Equity	and	Equity	Equity	of Equity	Awards
	Summary				Awards	Unvested	Awards	Awards	Awards that	not
	Compensation	Change			Granted in	Equity	Granted	Granted in	Failed to	Otherwise	Compensation
	Table Total	in	Pension		the Year and	Awards	and	Prior Years	Meet Vesting	Reflected	Actually Paid
	for Non-PEO	Pension	Service	Stock	Unvested at	Granted in	Vested in	that Vested in	Conditions	in Fair	to Non-PEO
	NEOs	Value	Cost	Awards	Year End	Prior Years	the Year	the Year	in the Year	Value	NEOs
2023	$995,962	$—	$—	$(451,000)	$321,400	$104,075	$—	$199,033	$—	$—	$1,169,470
2022	$1,149,146	$—	$—	$(594,567)	$629,817	$(89,925)	$25,938	$(69,068)	$—	$—	$1,051,341
2021	$668,245	$—	$—	$(362,800)	$635,800	$463,645	$—	$(30,653)	$—	$—	$1,374,237
2020	$900,314	$—	$—	$(630,400)	$972,000	$—	$324,000	$21,867	$(450,400)	$—	$1,137,381

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and GAAP Revenue Growth
Total Shareholder Return Vs Peer Group	TSR of the Company and TSR of the Peer Group
Tabular List, Table

Tabular list of Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The most important financial performance measures used by the Company to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

▪	GAAP Revenue Growth
▪	EBITDA Profitability

Total Shareholder Return Amount	$ 190	169	188	128
Peer Group Total Shareholder Return Amount	152	126	162	128
Net Income (Loss)	$ 3,100,000	$ (3,400,000)	$ (21,500,000)	$ (40,400,000)
Company Selected Measure Amount	17,300,000	37,500,000	23,000,000.0	2,500,000
PEO Name	John K. Kibarian, Ph.D.
Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue Growth
Non-GAAP Measure Description
(6)	We have determined that GAAP Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2023, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). GAAP Revenue Growth means our revenue growth year-over-year, as calculated on GAAP basis.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Profitability
Non-PEO NEO | Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (451,000)	$ (594,567)	$ (362,800)	$ (630,400)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,400	629,817	635,800	972,000
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,075	(89,925)	463,645
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,938		324,000
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 199,033	$ (69,068)	$ (30,653)	21,867
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (450,400)